Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED INCOME TRUST
Prospectus Date	rr_ProspectusDate	Mar. 31, 2014
Document Creation Date	dei_DocumentCreationDate	Aug. 18, 2014